Offerings - Offering: 1	Oct. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	60.58
Maximum Aggregate Offering Price	$ 90,870,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,550.00
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended (the “Securities Act”), by averaging the high and low sales prices of LendingTree, Inc.’s (the “Registrant’s”) common stock, par value $0.01 per share (“Common Stock”), as reported on The Nasdaq Global Select Market on October 29, 2025, which date is within five business days prior to the filing of this Registration Statement.

Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock of the Registrant that become issuable under the Registrant’s 2023 Stock Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of outstanding shares of Common Stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein.

Amount registered represents 1,500,000 shares of Common Stock reserved for issuance under the Plan.